UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  April 30, 2018

Item 1. Reports to Stockholders.

Annual Report
April 30, 2018

Aptus Behavioral Momentum ETF
Ticker: BEMO

Aptus Fortified Value ETF
Ticker: FTVA

Aptus ETFs

Aptus Behavioral Momentum ETF

Dear BEMO Shareholders,

Thank you for your investment in Aptus Behavioral Momentum ETF referred to herein as “BEMO” or the “Fund”.  The information presented in this letter relates to BEMO’s performance from May 1, 2017 through April 30, 2018, (the “Period”).

Aptus Behavioral Momentum Index (the “Index”) is designed to track the performance of 25 mid- and large-capitalization U.S.-traded equity securities.  The proprietary Index methodology, developed by Aptus Capital Advisors, quantitatively ranks mid- and large-capitalization U.S. companies based on a combination of momentum and irrational investor behavior and seeks exposure to only the highest ranked stocks. The Index has an added objective of capital protection during market downtrends, and is therefore risk managed in that it can vary between 100% long only exposure to stocks or 100% exposure to intermediate U.S. Treasury Bonds dependent on the overall market environment.

For the Period, BEMO was up 22.84% at market and 22.68% at NAV.  Over the same time period the S&P 500 Total Return Index was up 13.27%.

The largest positive contributor to return for the Period was Netflix Inc (NFLX), gaining 101.13% and adding 3.79% to the return of BEMO.  The second largest contributor was Intuitive Surgical, Inc. (ISRG), gaining 56.85% and adding 2.35% to the return of BEMO.  The third largest contributor was Red Hat Inc. (RHT), gaining 53.60% and adding 2.02% to the return of BEMO.

The largest negative contributor to the return for the Period was Cognex Corp. (CGNX), down 23.93% and detracting 1.37% from BEMO.  The second largest negative contributor was Dollar Tree Inc. (DLTR), down 15.07% and detracting 0.66% from BEMO.  The third largest negative contributor was Tapestry Inc. (TAP), down 13.34% and detracting 0.57% from BEMO.

The Index is rebalanced on a rolling 28-day cycle.  The Index methodology is designed to adapt to the market environment by seeking exposure to individual names where market participants are pushing prices higher.  In addition, the index aims to provide built-in risk management designed to avoid most large negative market movements.

The Aptus Behavioral Momentum Index has benefited from consistent sector leadership over the past year, specifically in the Information Technology and Consumer Discretionary sectors. The Index’s concentration and ability to adapt to the market environment has proved to be a big driver behind its impressive performance. During the first quarter of 2018, the Index’s risk management component was close on two different occasions to triggering a move to Treasuries.  The Index’s systematic rebalance process and simple rules surrounding our buy and sell decisions creates an opportunity for winning stocks to continue to win and losing stocks to be eliminated.

Aptus Behavioral Momentum ETF

We appreciate your investment.  If we can ever elaborate on the underlying methodology of the Index, please don’t hesitate to ask as we would love an opportunity to discuss.  Thanks again for your investment in BEMO.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Past Performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The behavioral momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum or proximity to price peaks are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. The Fund is nondiversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may invest in small capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund may invest in other investment companies and ETFs which may result in higher and duplicative expenses. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

The Aptus Behavioral Momentum Index is designed to track the performance of 25 mid- and large-capitalization U.S.-traded equity securities. The proprietary Index methodology developed by Aptus Capital Advisors quantitatively ranks mid- and large-capitalization U.S. companies based on a combination of momentum and irrational investor behavior and seeks to gain exposure to only the highest ranked stocks. The Index has an added objective of capital protection during market downtrends and is therefore risk managed in that it can vary between 100% long only exposure to stocks or 100% exposure to intermediate Treasury Bonds dependent on the overall market environment. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Definitions:

S&P 500 Total Return Index – a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Aptus Capital Advisors is the adviser to the Aptus Behavioral Momentum ETF, which is distributed by Quasar Distributors, LLC.

Aptus Fortified Value ETF

Dear FTVA Shareholders,

Thank you for your investment in Aptus Fortified Value ETF, referred to herein as “FTVA” or the “Fund”.  The information presented in this letter relates to the Period from FTVA’s recent launch on October 31, 2017 through April 30, 2018 (the “Period”).

Aptus Fortified Value Index (the “Index”) is a rules-based, equal-weighted index that is designed to gain exposure to 50 of the most undervalued U.S.- listed common stocks and real estate investment trusts (“REITs”), while attempting to hedge against significant U.S. equity market declines when the market is overvalued.  The Index is composed of two components: an equity component of 50 common stocks and REITs and, when the Index determines that the U.S. equity market is overvalued, a “tail hedge” of long put options on a security that tracks the broader U.S. equity market.  When the tail hedge is not in effect, the Index will be composed 100% of the equity component. At the time the tail hedge is implemented, the Index will be composed 99.5% of the equity component and 0.50% of the tail hedge.

For the Period, FTVA was up 6.23% at market and 6.24% at NAV.  Over the same time period the Russell 1000 Total Return index was up 3.83%.

The largest positive equity contributor to return for the Period was WW Grainger (GWW), gaining 43.34% and adding 0.85% to the return of FTVA.  The second largest contributor was Michael Kors Holdings LTD (KORS), gaining 41.13% and adding 0.79% to the return of FTVA.  The third largest contributor was Red F5 Networks (FFIV), gaining 35.23% and adding 0.67% to the return of FTVA.

The largest negative equity contributor to the return for the Period was Mallinckrodt PLC (MNK), down 59.45% and detracting 1.45% from FTVA.  The second largest negative contributor was Manhattan Associates Inc (MANH), down 19.99% and detracting 0.40%% from FTVA.  The third largest negative contributor was Teradyne Inc (TER), down 19.53% and detracting 0.37%% from FTVA.

The Aptus Fortified Value Index’s overweight position in the Information Technology and Consumer Discretionary sectors has been a big benefit to its performance over the past 6 months. The Index’s tail hedge was instrumental in dampening the burst of volatility we saw at the beginning of February. The Index will continue to use a rules-based process that seeks out US stocks with quality and value characteristics with a dynamic tail hedge when valuations dictate.

We appreciate your interest in FTVA.  If we can elaborate on the underlying methodology of the Index, please don’t hesitate to ask as we would love an opportunity to discuss.  Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Aptus Fortified Value ETF

Past Performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund is nondiversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund may invest in other investment companies and ETFs which may result in higher and duplicative expenses. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. Investments in Real Estate Investment Trusts (“REITs”) involve additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.

The Index methodology is based on a “value” style of investing, and consequently, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the methodology used by the Index to determine a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. In addition, “value stocks” can continue to be undervalued by the market for long periods of time. When the Index’s tail hedge is in effect, the Fund may purchase put options designed to mitigate the Fund’s exposure to significant declines in the broader U.S. equity market. The Fund is a recently organized, non-diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

The Index is a rules-based, equal-weighted index that is designed to gain exposure to 50 of the most undervalued U.S.-listed common stocks and real estate investment trusts (“REITs”), while hedging against significant U.S. equity market declines when the market is overvalued. The Index is composed of two components: an equity component of 50 common stocks and REITs and, when the Index determines that the U.S. equity market is overvalued, a “tail hedge” of long put options on a security that tracks the broader U.S. equity market. When the tail hedge is not in effect, the Index will be composed 100% of the equity component. At the time the tail hedge is implemented, the Index will be composed 99.5% of the equity component and 0.50% of the tail hedge. The Index’s equity component is drawn from the universe of common stocks and REITs that make up the Solactive U.S. Large & Mid Cap Index, generally the 1,000 largest U.S.-listed common stocks and REITs. Companies in the finance sector are excluded from the universe. The Index scores each company in the universe on a proprietary series of objective, fundamental analyses (the “Valuation Model”) that evaluate each company’s free cash flow relative to its size, return on invested capital employed (a measure of profitability relative to a company’s capital), and change in price-to-earnings ratios over the past five years. For each company, the Valuation Model averages the scores from each analysis to determine an overall “Aptus Value Composite Score”. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Aptus Fortified Value ETF

Definitions:

Free Cash Flow – a measure of a company’s financial performance, calculated as operating cash flow minus capital expenditures.

Return on Invested Capital (ROIC) – A calculation used to assess a company’s efficiency at allocating the capital under its control to profitable investments.

Price to Earnings Ratio – ratio for valuing a company that measures its current share price relative to its per-share earnings.

Russell 1000 Total Return index – an index of approximately 1,000 of the largest companies in the U.S. equity market. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Aptus Capital Advisors is the adviser to the Aptus Fortified Value ETF, which is distributed by Quasar Distributors, LLC.

Aptus Behavioral Momentum ETF

PERFORMANCE SUMMARY

Growth of $10,000
(Unaudited)

		Since
Average Annualized Returns		Inception
Year Ended April 30, 2018	1 Year	(6/8/2016)
Aptus Behavioral Momentum ETF — NAV	22.68%	15.46%
Aptus Behavioral Momentum ETF — Market	22.84%	15.53%
Aptus Behavioral Momentum Index	23.97%	16.58%
S&P 500 Index	13.27%	14.75%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Aptus Fortified Value ETF

PERFORMANCE SUMMARY

Growth of $10,000
(Unaudited)

Since
Total Returns	Inception
Period Ending April 30, 2018	(10/31/2017)
Aptus Fortified Value ETF — NAV	6.24%
Aptus Fortified Value ETF — Market	6.23%
Aptus Fortified Value Index	6.20%
Russell 1000 Index	3.83%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Aptus ETFs

PORTFOLIO ALLOCATIONS
As of April 30, 2018 (Unaudited)

Aptus Behavioral Momentum ETF
Percentage of
Sector	Net Assets
Manufacturing	40.0%
Information	26.3
Finance and Insurance	14.4
Retail Trade	7.3
Professional, Scientific, and Technical Services	4.5
Accommodation and Food Services	4.2
Administrative and Support and Waste Management
and Remediation Services	3.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%

Aptus Fortified Value ETF
Percentage of
Sector	Net Assets
Manufacturing	34.7%
Information	14.4
Retail Trade	14.3
Professional, Scientific, and Technical Services	14.0
Administrative and Support and Waste Management
and Remediation Services	8.0
Finance and Insurance	4.2
Health Care and Social Assistance	3.8
Wholesale Trade	3.7
Construction	2.1
Purchased Options	0.6
Other Assets in Excess of Liabilities	0.2
Total	100.0%

Aptus Behavioral Momentum ETF

SCHEDULE OF INVESTMENTS
April 30, 2018

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Accommodation and Food Services – 4.2%
17,547	Marriott International, Inc.	$2,398,324

	Administrative and Support and Waste
	Management and Remediation Services – 3.1%
21,710	Waste Management, Inc.	1,764,806

	Finance and Insurance – 14.4%
17,867	Cboe Global Markets, Inc.	1,907,838
35,612	Morgan Stanley	1,838,292
29,768	SEI Investments Company	1,882,231
8,553	SVB Financial Group (a)	2,562,564
		8,190,925
	Information – 26.3%
32,347	Akamai Technologies, Inc. (a)	2,317,663
13,829	ANSYS, Inc. (a)	2,235,596
11,146	Netflix, Inc. (a)	3,482,679
11,260	Palo Alto Networks, Inc. (a)	2,167,663
16,901	Red Hat, Inc. (a)	2,755,877
65,843	Twitter, Inc. (a)	1,995,701
		14,955,179
	Manufacturing – 40.0%
7,412	Boeing Company	2,472,347
17,761	Dr Pepper Snapple Group, Inc.	2,130,609
15,509	Estée Lauder Companies	2,296,728
5,917	Intuitive Surgical, Inc. (a)	2,608,095
115,267	Marathon Oil Corporation	2,103,623
14,902	PVH Corporation	2,379,402
38,457	Seagate Technology plc	2,226,276
23,571	Spirit AeroSystems Holdings, Inc.	1,894,401
22,820	Valero Energy Corporation	2,531,423
28,516	Xylem, Inc.	2,078,816
		22,721,720
	Professional, Scientific, and Technical Services – 4.5%
15,507	ServiceNow, Inc. (a)	2,576,333

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Retail Trade – 7.3%
1,463	Amazon.com, Inc. (a)	$2,291,248
19,237	Dollar Tree, Inc. (a)	1,844,636
		4,135,884
	TOTAL COMMON STOCKS
	(Cost $50,323,352)	56,743,171
	TOTAL INVESTMENTS
	(Cost $50,323,352) – 99.8%	56,743,171
	Other Assets in Excess of Liabilities – 0.2%	122,598
	NET ASSETS – 100.0%	$56,865,769

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
	To the extent that the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2018

Shares	Security Description	Value

	COMMON STOCKS – 99.2%

	Administrative and Support and Waste Management
	and Remediation Services – 8.0%
5,965	Alliance Data Systems Corporation	$1,211,193
583	Booking Holdings, Inc. (a)	1,269,774
20,652	Paychex, Inc.	1,250,892
21,145	Robert Half International, Inc.	1,284,559
		5,016,418
	Construction – 2.1%
413	NVR, Inc. (a)	1,280,300

	Finance and Insurance – 4.2%
47,705	H&R Block, Inc.	1,319,044
65,039	Western Union Company	1,284,520
		2,603,564
	Health Care and Social Assistance – 3.8%
20,010	Davita Healthcare Partners, Inc. (a)	1,256,428
24,039	MEDNAX, Inc. (a)	1,103,630
		2,360,058
	Information – 14.4%
24,183	AMC Networks, Inc. (a)	1,257,516
12,943	Citrix Systems, Inc. (a)	1,331,964
32,628	DISH Network Corporation (a)	1,094,669
82,453	First Data Corporation (a)	1,492,399
29,432	Manhattan Associates, Inc. (a)	1,267,342
27,059	Oracle Corporation	1,235,785
202,011	Sirius XM Holdings, Inc.	1,278,730
		8,958,405
	Manufacturing – 34.7%
30,284	Allison Transmission Holdings, Inc.	1,180,773
11,952	Carter’s, Inc.	1,199,025
13,855	Celgene Corporation (a)	1,206,770
27,889	General Mills, Inc.	1,219,865
52,032	Gentex Corporation	1,183,208
16,725	Gilead Sciences, Inc.	1,208,047
32,645	Hologic, Inc. (a)	1,266,299
8,009	Jazz Pharmaceuticals plc (a)	1,217,688

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Manufacturing – 34.7% (Continued)
49,680	Juniper Networks, Inc.	$1,221,631
5,944	Lam Research Corporation	1,099,997
11,903	LyondellBasell Industries N.V.	1,258,504
90,357	Mallinckrodt plc (a)	1,174,641
18,884	Michael Kors Holdings, Ltd. (a)	1,292,043
11,407	Motorola Solutions, Inc.	1,252,831
34,754	Pfizer, Inc.	1,272,344
8,739	Snap-on, Inc.	1,269,340
28,231	Teradyne, Inc.	918,919
11,063	United Therapeutics Corporation (a)	1,218,147
		21,660,072
	Professional, Scientific, and Technical Services – 14.0%
8,183	Accenture plc Ireland – Class A	1,237,270
7,217	Amgen, Inc.	1,259,222
4,767	Biogen, Inc. (a)	1,304,251
7,955	F5 Networks, Inc. (a)	1,297,381
10,445	ICON plc (a)	1,228,645
18,083	MAXIMUS, Inc.	1,222,953
36,975	Nielsen Holdings plc	1,162,864
		8,712,586
	Retail Trade – 14.3%
72,210	Bed Bath & Beyond, Inc.	1,260,787
18,953	CVS Health Corporation	1,323,488
17,410	Express Scripts Holding Company (a)	1,317,937
34,830	L Brands, Inc.	1,215,915
16,024	Ross Stores, Inc.	1,295,540
15,125	TJX Companies, Inc.	1,283,356
25,991	Williams-Sonoma, Inc.	1,242,370
		8,939,393
	Wholesale Trade – 3.7%
9,560	Acuity Brands, Inc.	1,145,001
11,410	KLA-Tencor Corporation	1,160,854
		2,305,855
	TOTAL COMMON STOCKS
	(Cost $63,309,855)	61,836,651

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

		Notional
Contracts	Security Description	Amount	Value

	Purchased Options – 0.6%
	SPDR S&P 500 ETF Put Option
20,000	Expiration: July 2018;
	Strike Price: $185.00	$528,814,000	$380,000
	TOTAL PURCHASED OPTIONS
	(Cost $357,500)		380,000
	TOTAL INVESTMENTS – 99.8%
	(Cost $63,667,355)		62,216,651
	Other Assets in Excess of Liabilities – 0.2%		119,111
	NET ASSETS – 100.0%		$62,335,762

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
	To the extent that the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2018

	Aptus Behavioral	Aptus Fortified
	Momentum ETF	Value ETF
ASSETS
Investments in securities, at value*	$56,743,171	$62,216,651
Receivable for securities sold	—	321,766
Cash	149,434	138,968
Dividends and interest receivable	8,903	29,614
Deposit at broker for options	—	280
Total assets	56,901,508	62,707,279

LIABILITIES
Payable for securities purchased	—	334,250
Management fees payable	35,739	37,267
Total liabilities	35,739	371,517

NET ASSETS	$56,865,769	$62,335,762

Net assets consist of:
Paid-in capital	$52,823,127	$63,782,444
Undistributed (accumulated) net
investment income (loss)	9,899	82,753
Accumulated net realized gain (loss)
on investments	(2,387,076)	(78,731)
Net unrealized appreciation (depreciation) on:
Investments	6,419,819	(1,473,204)
Options	—	22,500
Net assets	$56,865,769	$62,335,762

Net asset value:
Net assets	$56,865,769	$62,335,762
Shares outstanding^	1,750,000	2,350,000
Net asset value, offering and
redemption price per share	$32.49	$26.53

* Identified Cost:
Investment in securities	$50,323,352	$63,667,355

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

STATEMENTS OF OPERATIONS
For the Year/Period Ended April 30, 2018

	Aptus Behavioral	Aptus Fortified
	Momentum ETF	Value ETF*
INCOME
Dividends	$375,009	$251,389
Total investment income	375,009	251,389

EXPENSES
Management fees	308,123	141,889
Total expenses	308,123	141,889
Net investment income (loss)	66,886	109,500

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	3,657,301	926,826
Purchased Options	—	(19,850)
Change in unrealized
appreciation (depreciation) on:
Investments	3,818,026	(1,473,204)
Purchased Options	—	22,500
Net realized and unrealized
gain (loss) on investments	7,475,327	(543,728)
Net increase (decrease) in net assets
resulting from operations	$7,542,213	$(434,228)

*  The Fund commenced operations on October 31, 2017. The information presented is from October 31, 2017 to April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	April 30, 2018	April 30, 2017*
OPERATIONS
Net investment income (loss)	$66,886	$244,872
Net realized gain (loss) on investments	3,657,301	(1,518,199)
Change in unrealized appreciation
(depreciation) on investments	3,818,026	2,601,793
Net increase (decrease) in net assets
resulting from operations	7,542,213	1,328,466

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(115,305)	(169,310)
Total distributions to shareholders	(115,305)	(169,310)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	42,735,430	32,055,060
Payments for shares redeemed	(26,510,785)	—
Net increase (decrease) in net assets
derived from capital
share transactions (a)	16,224,645	32,055,060
Net increase (decrease) in net assets	$23,651,553	$33,214,216

NET ASSETS
Beginning of year/period	$33,214,216	$—
End of year/period	$56,865,769	$33,214,216
Undistributed (accumulated)
net investment income (loss)	$9,899	$47,993

(a)	A summary of capital share transactions is as follows:

	Year Ended	Period Ended
	April 30, 2018	April 30, 2017*
	Shares	Shares
Subscriptions	1,400,000	1,250,000
Redemptions	(900,000)	—
Net increase (decrease)	500,000	1,250,000

*  Fund commenced operations on June 8, 2016. The information presented is for the period from June 8, 2016 to April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2018*
OPERATIONS
Net investment income (loss)	$109,500
Net realized gain (loss) on investments	906,976
Change in unrealized appreciation
(depreciation) on investments	(1,450,704)
Net increase (decrease) in net assets
resulting from operations	(434,228)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(26,747)
Total distributions to shareholders	(26,747)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	70,923,465
Transaction fees (Note 7)	12
Payments for shares redeemed	(8,126,740)
Net increase (decrease) in net assets derived
from capital share transactions (a)	62,796,737
Net increase (decrease) in net assets	$62,335,762

NET ASSETS
Beginning of period	$—
End of period	$62,335,762
Undistributed (accumulated)
net investment income (loss)	$82,753

(a)	A summary of capital share transactions is as follows:

Period Ended
April 30, 2018*
Shares
Subscriptions	2,650,000
Redemptions	(300,000)
Net increase (decrease)	2,350,000

*  Fund commenced operations on October 31, 2017. The information presented is for the period from October 31, 2017 to April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year/period

	Year Ended	Period Ended
	April 30, 2018	April 30, 2017(1)
Net asset value, beginning of year/period	$26.57	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.05	0.28
Net realized and unrealized
gain (loss) on investments	5.97	1.47
Total from investment operations	6.02	1.75

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.10)	(0.18)
Total distributions	(0.10)	(0.18)

Net asset value, end of year/period	$32.49	$26.57
Total return	22.68%	7.01	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$56,866	$33,214

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%	0.79	%(4)
Net investment income (loss)
to average net assets	0.17%	1.21	%(4)
Portfolio turnover rate(5)	124%	144	%(3)

(1)	Commencement of operations on June 8, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	April 30, 2018(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.08
Net realized and unrealized gain (loss) on investments	1.48	(7)
Total from investment operations	1.56

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.03)
Total distributions	(0.03)

CAPITAL SHARE TRANSACTIONS:
Transaction fees	0.00	(6)

Net asset value, end of period	$26.53
Total return	6.24	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$62,336

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)
Net investment income (loss) to average net assets	0.61	%(4)
Portfolio turnover rate(5)	34	%(3)

(1)	Commencement of operations on October 31, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Represents less than $0.005. See Note 7.
(7)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2018

NOTE 1 – ORGANIZATION

Aptus Behavioral Momentum ETF and Aptus Fortified Value ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). Aptus Behavioral Momentum ETF commenced operations on June 8, 2016, and its investment objective is to track the performance, before fees and expenses, of the Aptus Behavioral Momentum Index. Aptus Fortified Value ETF commenced operations on October 31, 2017, and its investment objective is to track the performance, before fees and expenses, of the Aptus Fortified Value Index.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO). Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Prices

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2018:

Aptus Behavioral Momentum ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$56,743,171	$—	$—	$56,743,171
Total Investments
in Securities	$56,743,171	$—	$—	$56,743,171

^ See Schedule of Investments for breakout of investments by sector classification.

Aptus Fortified Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$61,836,651	$—	$—	$61,836,651
Purchased Options	—	380,000	—	380,000
Total Investments
in Securities	$61,836,651	$380,000	$—	$62,216,651

^ See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the year ended April 30, 2018, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the most recently completed fiscal period end, the Funds did not occur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholdings taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital.  The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind.

For the periods ended April 30, 2018, the following table shows the reclassifications made:

	Undistributed Net	Accumulated
	Investment	Net Realized	Paid-In
	Income/(Loss)	Gain/(Loss)	Capital
Aptus Behavioral
Momentum ETF	$10,325	$(4,553,747)	$4,543,422
Aptus Fortified Value ETF	$—	$(985,707)	$985,707

During the periods ended April 30, 2018, the Aptus Behavioral Momentum ETF and Aptus Fortified Value ETF realized $4,543,422 and $985,707, respectively, in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to April 30, 2018, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. Under the Advisory Agreement, in exchange for a single unitary management fee, the Adviser has agreed to pay all expenses incurred by the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses. For services provided to the Funds, each of the Funds pays the Adviser an annual rate of 0.79% based on each Fund’s average daily net assets.

During the period May 1, 2017 through August 30, 2017, Aptus Behavioral Momentum ETF was sub-advised by Penserra Capital Management LLC (“Penserra”).  During this period, the Fund paid Penserra Securities, LLC, an affiliate of Penserra, $56 in brokerage commissions.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the year or period ended April 30, 2018, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Aptus Behavioral Momentum ETF	$54,214,456	$48,801,377
Aptus Fortified Value ETF	$15,506,038	$12,131,412

During the year or period ended April 30, 2018, there were no purchases or sales of U.S. Government securities.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

During the year or period ended April 30, 2018, in-kind transactions associated with creations were as follows:

	Purchases	Sales
Aptus Behavioral Momentum ETF	$38,238,635	$26,659,029
Aptus Fortified Value ETF	$67,121,488	$ 8,071,355

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at April 30, 2018 were as follows:

	Aptus Behavioral	Aptus Fortified
	Momentum ETF	Value ETF
Tax cost of investments	$50,575,190	$63,988,250
Gross tax unrealized appreciation	7,551,605	2,162,450
Gross tax unrealized depreciation	(1,383,624)	(3,934,049)
Total unrealized appreciation/(depreciation)	$6,167,981	$(1,771,599)
Undistributed ordinary income	9,899	324,917
Undistributed long-term capital gains	—	—
Total distributable earnings	—	324,917
Other accumulated gain/(loss)	(2,135,238)	—
Total accumulated gain/(loss)	$4,042,642	$(1,446,682)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales.

As of April 30, 2018, the Funds deferred, on a tax-basis, no post-October or late year ordinary losses.

As of April 30, 2018, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
Aptus Behavioral Momentum ETF	$2,135,238	$—	N/A
Aptus Fortified Value ETF	$ —	$—	N/A

The tax character of distributions paid by the Funds during the fiscal period ended April 30, 2018, were as follows:

	Ordinary Income	Capital Gains
Aptus Behavioral Momentum ETF	$115,305	$—
Aptus Fortified Value ETF	$26,747	$—

The tax character of distributions paid by the Funds during the fiscal period ended April 30, 2017, were as follows:

	Ordinary Income	Capital Gains
Aptus Behavioral Momentum ETF	$169,310	$—
Aptus Fortified Value ETF	$ —	$—

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

NOTE 6 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.

Options Contracts. Aptus Fortified Value ETF may purchase call and put options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.

Aptus Fortified Value ETF	Average Value
Equity Contracts
Purchased Put Options	$202,283

The effect of derivative instruments on the Statements of Assets and Liabilities for the period ended April 30, 2018, is follows:

Aptus Fortified Value ETF
	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
Derivatives Not	Assets and		Assets and
Accounted For as	Liabilities		Liabilities
Hedging Instruments	Location	Value	Location	Value
Equity Contracts
Purchased Put Options	Investments		None
in securities,
	at value	$380,000		$ —

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2018, is as follows:

Aptus Fortified Value ETF
Change in
Derivatives Not	Net	Unrealized
Accounted For as	Realized	Appreciation
Hedging Instruments	Gain (Loss)	(Depreciation)
Equity Contracts
Purchased Put Options	$(19,850)	$22,500

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

Concentration Risk. To the extent that the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Aptus ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Aptus Behavioral Momentum ETF and Aptus Fortified Value ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Aptus Behavioral Momentum ETF and Aptus Fortified Value ETF (the “Funds”), each a series of ETF Series Solutions, as of April 30, 2018, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended for Aptus Behavioral Momentum ETF, and the related statements of operations and changes in net assets, and the financial highlights for the period October 31, 2017 (commencement of operations) through April 30, 2018 for Aptus Fortified Value ETF, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of April 30, 2018, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
June 27, 2018

Aptus ETFs

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	34	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (35
	Audit		(2000–2011).		portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

David A. Massart	Trustee	Indefinite	Co-Founder, President,	34	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series (35
portfolios).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	34	Independent
Born: 1956		term;	Director and General		Trustee, PPM
		since	Counsel, Artisan Partners		Funds (since
		2018	Limited Partnership		2018).
(investment adviser)
(2000–2013); Executive
Vice President and General
Counsel, Artisan Partners
Asset Management Inc.
(2012–2013); Vice President
and General Counsel,
Artisan Funds, Inc. (investment
company) (2001–2012).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	34	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013).
since
2013

Aptus ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business.  The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past 5 Years

Principal Officers of the Trust

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Born: 1981	President	term;	Thompson Hine LLP (law firm) (2008–2012).
	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, USBFS (since 2015); Vice
Born: 1982	Compliance	term;	President, USBFS (2014–2015); Assistant Vice
	Officer	since 2015	President, USBFS (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, USBFS (since 2015); Assistant Vice
Born: 1977		term;	President, USBFS (2011–2015); Manager,
		since 2014	PricewaterhouseCoopers LLP (accounting firm)
		(other roles	(2005–2011).
since 2013)

Brett M. Wickmann	Assistant	Indefinite	Vice President, USBFS (since 2017); Assistant Vice
Born: 1982	Treasurer	term;	President, USBFS (2012–2017); USBFS (2005–2012).
since 2017

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, USBFS (since 2008).
Born: 1983	Treasurer	term;
since 2017

The Statement of Additional Information includes additional information about the Trustees and is available without charge, up on request, by calling toll free at (800)-617-0004, or accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.aptusetfs.com.

Aptus ETFs

EXPENSE EXAMPLES
For the Six-Months Ended April 30, 2018 (Unaudited)

As a shareholder of Aptus Behavioral Momentum ETF and Aptus Fortified Value ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Aptus ETFs

EXPENSE EXAMPLES
For the Six-Months Ended April 30, 2018 (Unaudited) (Continued)

Aptus Behavioral Momentum ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2017	April 30, 2018	During the Period(1)
Actual	$1,000.00	$1,084.90	$4.08
Hypothetical (5% annual	$1,000.00	$1,020.88	$3.96
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.79%, multiplied by the average value during the period, multiplied by the number of days in the most recent six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Aptus Fortified Value ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2017	April 30, 2018	During the Period(2)
Actual	$1,000.00	$1,062.40	$4.04
Hypothetical (5% annual	$1,000.00	$1,020.88	$3.96
return before expenses)

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.79%, multiplied by the average value during the period, multiplied by the number of days in the most recent six-month period, which is 181 day, and divided by the number of days in the most recent twelve-month period, 365 days.

Aptus ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 12, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Aptus Behavioral Momentum ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and its affiliates resulting from services to be rendered to the Fund.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate each firm’s fees and other aspects of the Advisory Agreement. Among other things, a representative from the Adviser provided an overview of the firm’s advisory business, including its key personnel. The Board then discussed the written materials and oral presentations that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

Aptus ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited) (Continued)

The Board noted that the Adviser was currently responsible for the day-to-day management of the Fund’s portfolio, which was managed by a sub-adviser prior to August 31, 2017. The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance as of December 31, 2017 in the Materials. The Board considered that, because the Fund is designed to track the performance of an index, the relevant consideration is the extent to which the Fund tracked its index before fees and expenses. The Board noted that, for the one-year period ended December 31, 2017, the Fund had performed in line with its underlying index before fees and expenses.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for the Fund and compared it to the universe of US Fund Large Growth ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the expense ratio for the Fund was significantly higher than the median of its Category Peer Group, but that the Category Peer Group contained a significant number of low-cost, market capitalization weighted funds that are part of large fund families and may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted such funds may benefit from an unusually low cost structure based on the scale of their fund family. The Board considered that the Fund’s higher expense ratio was reflective of the unique nature of the index as compared to the market capitalization weighted indexes used by the lowest cost funds in the Category Peer Group.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

Aptus ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited) (Continued)

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement for an additional year was in the best interests of the Fund and its shareholders.

Aptus ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended April 30, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100% for Aptus Behavioral Momentum ETF, and 71.49% for Aptus Fortified Value ETF.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2018, was 100% for Aptus Behavioral Momentum ETF, and 64.90% for Aptus Fortified Value ETF.

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for Aptus Behavioral Momentum ETF was 0.00%, and Aptus Fortified Value ETF was 100%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

Each Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at www.aptusetfs.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aptusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available without charge, on the Funds’ website at www.aptusetfs.com.

Adviser
Aptus Capital Advisors, LLC
407 Johnson Avenue
Fairhope, Alabama 36532

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Aptus Behavioral Momentum ETF
Symbol – BEMO
CUSIP – 26922A784

Aptus Fortified Value ETF
Symbol – FTVA
CUSIP – 26922A610

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Aptus Behavioral Momentum ETF
	FYE 4/30/2018	FYE 4/30/2017
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Aptus Fortified Value ETF
	FYE 4/30/2018	FYE 4/30/2017
Audit Fees	$14,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Aptus Behavioral Momentum ETF
	FYE 4/30/2018	FYE 4/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Aptus Fortified Value ETF
	FYE 4/30/2018	FYE 4/30/2017
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Aptus Behavioral Momentum ETF
Non-Audit Related Fees	FYE 4/30/2018	FYE 4/30/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Aptus Fortified Value ETF
Non-Audit Related Fees	FYE 4/30/2018	FYE 4/30/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*                   /s/ Paul Fearday
Paul Fearday, President (principal executive officer)

Date     July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Paul Fearday
Paul Fearday, President (principal executive officer)

Date     July 5, 2018

By (Signature and Title)*                   /s/ Kristen Weitzel
Kristen Weitzel, Treasurer (principal financial officer)

Date     July 5, 2018

* Print the name and title of each signing officer under his or her signature.